Expense Example	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	528	717	921	1,510	258	513	892	1,956	56	200	357	812	349	533	733	1,307	253	499	870	1,912	51	186	334	763